Note 22 - Earnings Per Share	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

(22) Earnings Per Share

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during each period. Diluted earnings per share reflects the potential dilution of restricted stock and common stock warrants. Net income available to common stockholders represents net income after preferred stock dividends. The following table presents earnings per share for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013

Numerator
Net Income Available to Common Stockholders	$5,997,687	$4,843,021	$3,120,284

Denominator
Weighted Average Number of Common Shares Outstanding for Basic Earnings Per Common Share	8,439,258	8,439,258	8,439,258
Dilutive Effect of Potential Common Stock
Restricted Stock	-	-	-
Stock Warrants	19,203	-	-
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share	8,458,461	8,439,258	8,439,258

Earnings Per Share - Basic	$0.71	$0.57	$0.37

Earnings Per Share - Diluted	$0.71	$0.57	$0.37

For the years ended December 31, 2014 and 2013, respectively, the Company has excluded 500,000 shares of common stock equivalents because the strike price of the common stock equivalents would cause them to have an anti-dilutive effect.